LORD ABBETT INVESTMENT TRUST Lord Abbett Convertible Fund Lord Abbett Floating Rate Fund Lord Abbett High Yield Fund

Supplement dated July 25, 2014 to the

Statement of Additional Information dated April 1, 2014

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1.                  Christopher J. Towle, currently a member of each of Convertible Fund’s, Floating Rate Fund’s, and High Yield Fund’s investment team, will retire on September 30, 2014, after a 28-year career at Lord Abbett. Mr. Towle will continue to be a member of each Fund’s investment team until his retirement.

Accordingly, effective October 1, 2014, the following paragraphs replace the third, fourth, and sixth paragraphs, respectively, in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” beginning on page 5-4 of the Statement of Additional Information (“SAI”):

Alan R. Kurtz heads the team of Convertible Fund. Mr. Kurtz is primarily responsible for the day-to-day management of the Fund. Robert A. Lee is a senior member of the team.

Jeffrey D. Lapin heads the team of Floating Rate Fund. Mr. Lapin is primarily responsible for the day-to-day management of the Fund. Robert A. Lee is a senior member of the team.

Steven F. Rocco heads the team of High Yield Fund. Mr. Rocco is primarily responsible for the day-to-day management of the Fund. Robert A. Lee is a senior member of the team.

2.                  Effective October 1, 2014, the following rows replace the applicable rows of the corresponding table beginning on page 5-5 of the SAI in the subsection titled “Investment Advisory and Other Services – Portfolio Managers”:

Fund	Name	Other Accounts Managed (# and Total Net Assets+)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Convertible Fund	Alan R. Kurtz	0 / $0	0 / $0	1,896 / $658
	Robert A. Lee	13 / $62,607	5 / $4,455	2,810 / $3,956*
Floating Rate Fund	Jeffrey D. Lapin	0 / $0	1 / $317	0 / $0
	Robert A. Lee	13 / $54,598	5 / $4,455	2,810 / $3,956*
High Yield Fund	Steven F. Rocco	0 / $0	2 / $4,006	1 / $245
	Robert A. Lee	13 / $60,454	5 / $4,455	2,810 / $3,956*
+ Total net assets are in millions. * Does not include $825 million for which Lord Abbett provides investment models to managed account sponsors.

3.                  Effective October 1, 2014, the following rows replace the applicable rows of the corresponding table beginning on page 5-7 of the SAI in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers”:

Fund	Name	Dollar Range of Shares in the Funds
		None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Convertible Fund	Alan R. Kurtz					X
	Robert A. Lee							X

Floating Rate Fund	Jeffrey D. Lapin				X
	Robert A. Lee							X

High Yield Fund	Steven F. Rocco					X
	Robert A. Lee							X

Please retain this document for your future reference.